Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Detail) - Dec. 31, 2020 ¥ in Millions, $ in Millions		CNY (¥)	USD ($)
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	¥ 1,131
Registered capital of related parties with control, ending balance	[1]	1,131
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	4,600
Registered capital of related parties with control, ending balance	[1]	4,600
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	4,000
Registered capital of related parties with control, ending balance	[1]	4,000
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	3,400
Registered capital of related parties with control, ending balance	[1]	3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	1,991
Registered capital of related parties with control, ending balance	[1]	1,991
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	1,288
Registered capital of related parties with control, ending balance	[1]	1,288
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	200
Registered capital of related parties with control, ending balance	[1]	200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	6,800
Registered capital of related parties with control, ending balance	[1]	6,800
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	1,530
Registered capital of related parties with control, ending balance	[1]	1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance | $	[1]		$ 2
Registered capital of related parties with control, ending balance | $	[1]		$ 2
Xi'an Shengyi Jingsheng Real Estate Co., Ltd. ("Shengyi Jingsheng") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	1,131
Registered capital of related parties with control, ending balance	[1]	1,131
Dalian Hope Building Company Ltd. ("Hope Building") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	484
Registered capital of related parties with control, ending balance	[1]	¥ 484

[1]	The table above does not include the partnerships and the subsidiaries which were not set up or invested in Mainland China that having control relationship with the Group. These partnerships and subsidiaries do not have related information about registered capital.